Condensed Unconsolidated Holding Companies’ Financial Statements - Income Statement Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Interest	$ 80,307	$ 71,931	$ 309,358	$ 273,320	$ 238,827
Expenses
Employee compensation and benefit	33,437	34,041	141,801	131,800	129,681
Interest Expense	24,870	19,298	90,319	63,610	46,894
Provision for (reversal of) loan losses	0	0	375	(3,490)	22,110
Other expenses	4,661	4,773	10,365	15,567	13,664
Net income before income tax	16,648	10,933	57,566	77,049	33,790
Income tax (expense) benefit	(3,577)	(1,504)	(11,733)	(33,992)	(10,211)
Net income	$ 13,071	$ 9,429	45,833	43,057	23,579
Mercantil Bank Holding Corporation | Parent Company | Reportable Legal Entities
Income
Interest			9	3	2
Equity in earnings of subsidiary			53,939	45,008	23,996
Total income			53,948	45,011	23,998
Expenses
Employee compensation and benefit			0	350	350
Other expenses			8,018	2,539	250
Total expense			8,018	2,889	600
Net income before income tax			45,930	42,122	23,398
Income tax (expense) benefit			(97)	935	181
Net income			45,833	43,057	23,579
Mercantil Florida Bancorp, Inc | Subsidiaries | Reportable Legal Entities
Income
Interest			182	85	33
Equity in earnings of subsidiary			60,609	50,982	31,282
Total income			60,791	51,067	31,315
Expenses
Interest Expense			8,086	7,456	7,129
Provision for (reversal of) loan losses			0	0	1,838
Other expenses			414	1,310	1,361
Total expense			8,500	8,766	10,328
Net income before income tax			52,291	42,301	20,987
Income tax (expense) benefit			1,661	2,726	3,031
Net income			$ 53,952	$ 45,027	$ 24,018